INVENTORY	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORY	INVENTORY

As at December 31
($ millions)	2024	2023
Crude oil and NGL	149	249
Materials, supplies and other	152	84
Total inventory	301	333